Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue		€ 6,160	€ 1,022	€ 12,988	€ 1,767
Cost of sales		1,086	0	5,332	0
Gross profit / (loss)		5,074	1,022	7,656	1,767
Research and development costs		90,383	83,306	173,576	171,455
Selling, general and administrative expenses		56,584	35,345	104,002	72,591
Operating profit / (loss)		(141,893)	(117,629)	(269,922)	(242,279)
Share of profit / (loss) of associate		(1,166)	(4,817)	(6,039)	23,289
Finance income		71,127	145	84,171	23,268
Finance expenses		9,434	12,141	14,833	1,703
Profit/ (loss) before tax		(81,366)	(134,442)	(206,623)	(197,425)
Tax on profit / (loss) for the period		47	68	(195)	259
Net profit / (loss) for the period		(81,319)	(134,374)	(206,818)	(197,166)
Attributable to owners of the Company		€ (81,319)	€ (134,374)	€ (206,818)	€ (197,166)
Basic and diluted earnings / (loss) per share		€ (1.46)	€ (2.5)	€ (3.68)	€ (3.66)
Number of shares used for calculation (basic and diluted)	[1]	55,805,486	53,848,166	56,260,248	53,804,300
Statement of comprehensive income [abstract]
Net profit / (loss) for the period		€ (81,319)	€ (134,374)	€ (206,818)	€ (197,166)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(757)	77	(332)	1,765
Other comprehensive income / (loss) for the period, net of tax		(757)	77	(332)	1,765
Total comprehensive income / (loss)		(82,076)	(134,297)	(207,150)	(195,401)
Attributable to owners of the Company		€ (82,076)	€ (134,297)	€ (207,150)	€ (195,401)

[1]	As of June 30, 2022, a total of 7,033,103 warrants outstanding, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 6,065,823 warrants outstanding as of June 30, 2021, are also considered antidilutive for the periods presented and have not been included in the calculation. The weighted average number of shares takes into account the weighted average effect of changes in treasury shares during the period.